Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	$ 164,628	$ 155,294
Balance at the end of the period	171,543	164,628
Property, plant and equipment fully depreciated and still in use	53,000	45,000
Land and buildings
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	71,089	64,960
Grants at beginning of the period	(6,281)	(6,401)
Grants at end of the period	(6,464)	(6,281)
Balance at the end of the period	76,622	71,089
Leasehold improvement
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	3,820	3,801
Balance at the end of the period	3,427	3,820
Machinery and equipment
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	73,269	69,855
Grants at beginning of the period	(5,574)	(6,601)
Grants at end of the period	(4,995)	(5,574)
Balance at the end of the period	69,112	73,269
Office furniture and equipment
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	3,410	3,731
Balance at the end of the period	4,287	3,410
Cylinder
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	24,831	25,825
Balance at the end of the period	29,528	24,831
Vehicle
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	64	124
Balance at the end of the period	26	64
Property, plant and equipment under finance leases
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	2,100
Balance at the end of the period	2,000	2,100
Cost
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	265,082	251,351
Additions	21,711	26,437
Reclassification to assets held for sale		(1,702)
Disposals	(12,884)	(11,614)
Reclassification from (to) Inventories	2,448	1,635
Effect of changes in exchange rates	4,768	(1,025)
Balance at the end of the period	281,125	265,082
Cost | Land and buildings
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	72,781	65,887
Grants at beginning of the period	(6,487)	(6,487)
Grant Additions	(319)
Additions	6,543	8,596
Reclassification to assets held for sale		(1,702)
Grants at end of the period	(6,806)	(6,487)
Balance at the end of the period	79,324	72,781
Cost | Leasehold improvement
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	15,703	15,637
Additions	403	274
Disposals	(75)	(156)
Effect of changes in exchange rates	326	(52)
Balance at the end of the period	16,357	15,703
Cost | Machinery and equipment
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	148,774	135,905
Grants at beginning of the period	(12,394)	(12,394)
Grant Additions	(798)
Additions	13,475	15,849
Disposals	(11,069)	(2,753)
Effect of changes in exchange rates	878	(227)
Grants at end of the period	(13,192)	(12,394)
Balance at the end of the period	152,058	148,774
Cost | Office furniture and equipment
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	12,546	18,300
Additions	2,406	1,669
Disposals	(1,268)	(7,327)
Effect of changes in exchange rates	737	(96)
Balance at the end of the period	14,421	12,546
Cost | Cylinder
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	33,265	33,272
Disposals	(61)	(987)
Reclassification from (to) Inventories	2,448	1,635
Effect of changes in exchange rates	2,804	(655)
Balance at the end of the period	38,456	33,265
Cost | Vehicle
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	894	1,231
Additions	1	49
Disposals	(411)	(391)
Effect of changes in exchange rates	23	5
Balance at the end of the period	507	894
Accumulated depreciation
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	(100,454)	(96,057)
Depreciation for the year	19,336	16,012
Reclassification to assets held for sale		218
Disposals	12,231	10,945
Effect of changes in exchange rates	(2,023)	452
Balance at the end of the period	(109,582)	(100,454)
Accumulated depreciation | Land and buildings
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	(1,692)	(927)
Grants at beginning of the period	206	86
Depreciation for the year	1,010	983
Depreciation of grants	(136)	(120)
Reclassification to assets held for sale		218
Grants at end of the period	342	206
Balance at the end of the period	(2,702)	(1,692)
Accumulated depreciation | Leasehold improvement
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	(11,883)	(11,836)
Depreciation for the year	879	236
Disposals	65	150
Effect of changes in exchange rates	(233)	39
Balance at the end of the period	(12,930)	(11,883)
Accumulated depreciation | Machinery and equipment
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	(75,505)	(66,050)
Grants at beginning of the period	6,820	5,793
Depreciation for the year	17,423	12,154
Depreciation of grants	(1,377)	(1,027)
Disposals	10,489	2,574
Effect of changes in exchange rates	(507)	125
Grants at end of the period	8,197	6,820
Balance at the end of the period	(82,946)	(75,505)
Accumulated depreciation | Office furniture and equipment
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	(9,136)	(14,569)
Depreciation for the year	1,627	2,086
Disposals	1,265	7,388
Effect of changes in exchange rates	(636)	131
Balance at the end of the period	(10,134)	(9,136)
Accumulated depreciation | Cylinder
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	(8,434)	(7,447)
Depreciation for the year	(114)	1,635
Disposals	16	485
Effect of changes in exchange rates	(624)	163
Balance at the end of the period	(8,928)	(8,434)
Accumulated depreciation | Vehicle
Estimated useful lives of property, plant and equipment
Balance at the beginning of the period	(830)	(1,107)
Depreciation for the year	24	65
Disposals	396	348
Effect of changes in exchange rates	(23)	(6)
Balance at the end of the period	$ (481)	$ (830)